Authorised and issued share capital (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Authorised and Issued Share Capital
Equity ordinary shares		Nominal value £m
Authorised
At 1 January 2016	1,750,000,000		175.0
At 31 December 2016	1,750,000,000		175.0
At 31 December 2017	1,750,000,000		175.0
At 31 December 2018	1,750,000,000		175.0

Issued and fully paid
At 1 January 2016	1,329,366,024		132.9
Exercise of share options	2,514,706		0.3
At 31 December 2016	1,331,880,730		133.2
Exercise of share options	630,822		0.1
At 31 December 2017	1,332,511,552		133.3
Exercise of share options	166,675		–
At 31 December 2018	1,332,678,227		133.3

Movements and Weighted-average Exercise Price for Options Granted

Movements on options granted (represented in ordinary shares)

	1 January 2018	Granted	Exercised	Lapsed	Outstanding 31 December 2018	Exercisable 31 December 2018
WPP	6,741	–	–	–	6,741	6,741
WWOP	6,375,750	–	(166,675)	(688,301)	5,520,774	5,520,774
WSOP	14,602,950	6,301,400	–	(2,213,250)	18,691,100	3,403,650
	20,985,441	6,301,400	(166,675)	(2,901,551)	24,218,615	8,931,165

Weighted-average exercise price for options over

	1 January 2018	Granted	Exercised	Lapsed	Outstanding 31 December 2018	Exercisable 31 December 2018
Ordinary shares (£)
WPP	9.355	–	–	–	9.355	9.355
WWOP	12.195	–	7.064	12.473	12.290	12.290
WSOP	14.929	8.372	–	14.818	12.753	15.150
ADRs ($)
WWOP	94.752	–	57.031	99.731	95.453	95.453
WSOP	101.047	53.140	–	98.978	84.893	115.940

Range of Exercise Prices of Options

Options over ordinary shares

Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
5.483 – 17.055	12.656	96

Options over ADRs

Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
44.560 – 115.940	87.703	93

Weighted Average Fair Value of Options Granted and Weighted Average Assumptions

The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

	2018	2017	2016
Fair value of UK options (shares)	107.0p	112.0p	135.0p
Fair value of US options (ADRs)	$8.09	$9.40	$9.94
Weighted average assumptions:
UK Risk-free interest rate	0.78%	0.57%	0.44%
US Risk-free interest rate	2.74%	2.05%	1.60%
Expected life (months)	48	48	48
Expected volatility	24%	17%	16%
Dividend yield	3.5%	2.9%	2.8%

WPP Executive Share Option Scheme [member]
Statement [LineItems]
Options Granted

As at 31 December 2018, unexercised options over ordinary shares of 6,741 have been granted under the WPP Executive Share Option Scheme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
3,696	8.333	2015 - 2022
3,045	10.595	2016 - 2023

WPP Worldwide Share Ownership Program [member]
Statement [LineItems]
Options Granted

As at 31 December 2018, unexercised options over ordinary shares of 3,187,979 and unexercised options over ADRs of 466,559 have been granted under the WPP Worldwide Share Ownership Programme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
28,275	5.483	2012 - 2019
18,000	5.483	2013 - 2019
750	5.608	2012 - 2019
95,000	6.268	2014 - 2021
44,125	6.268	2015 - 2021
61,625	7.113	2013 - 2020
30,250	7.113	2014 - 2020
233,129	8.458	2015 - 2022
52,000	13.145	2017 - 2021
1,959,975	13.145	2017 - 2024
4,750	13.145	2018 - 2024
642,975	13.505	2016 - 2023
17,125	13.505	2017 - 2023

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
11,855	44.560	2012 - 2019
29,025	49.230	2014 - 2021
19,200	56.560	2013 - 2020
44,964	67.490	2015 - 2022
195,890	102.670	2017 - 2024
165,625	110.760	2016 - 2023

WPP Share Option Plan 2015 [member]
Statement [LineItems]
Options Granted

As at 31 December 2018, unexercised options over ordinary shares of 12,257,750 and unexercised options over ADRs of 1,286,670 have been granted under the WPP Share Option Plan 2015 as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
23,750	8.372	2021 - 2025
4,053,925	8.372	2021 - 2028
23,875	13.085	2020 - 2024
3,245,325	13.085	2020 - 2027
66,125	15.150	2018 - 2022
2,211,900	15.150	2018 - 2025
5,750	15.150	2019 - 2025
15,875	17.055	2019 - 2023
2,611,225	17.055	2019 - 2026

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
439,205	53.140	2021 - 2028
340,225	88.260	2020 - 2027
282,115	105.490	2020 - 2026
225,125	115.940	2018 - 2025